Cover	May 14, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 14, 2024
Entity Registrant Name	INSIGHT ENTERPRISES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-25092
Entity Tax Identification Number	86-0766246
Entity Address, Address Line One	2701 East Insight Way,
Entity Address, City or Town	Chandler,
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85286
City Area Code	480
Local Phone Number	333-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01
Trading Symbol	NSIT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000932696
Amendment Flag	false